BOYAR VALUE FUND INC
SUMMARY
Investment Objective:
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and beginning on page 18 of the Fund’s prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		BOYAR VALUE FUND INC
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	[2]	2.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	Redemptions made by wire transfer are subject to a $10.00 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BOYAR VALUE FUND INC
Management and Adviser Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.08%
Underlying or Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		2.40%
Fee Waiver and Expense Reimbursement	[2]	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver		1.82%
[1]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or "acquired" funds.
[2]	Ladenburg Thalmann Fund Management LLC (the "Manager"), Boyar Asset Management, Inc. (the "Adviser") and Ladenburg Thalmann & Co. Inc. (the "Distributor") have agreed to waive a portion of their management, advisory, and distribution fees and reimburse certain expenses of the Fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to the extent necessary to limit the Fund's total annual operating expenses (other than those attributable to Underlying or Acquired Fund Fees and Expenses) to 1.75% of the Fund's average daily net assets (the "expense limitation"). The Manager, the Adviser and the Distributor may subsequently recover reimbursed expenses and/or waived fees (within 2 years after the fiscal year end in which the waiver/reimbursement occurred) from the Fund to the extent that the Fund's expense ratio is less than the expense limitation. The Manager, the Adviser and the Distributor have agreed to maintain this expense limitation through at least April 30, 2016.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BOYAR VALUE FUND INC	676	1,158	1,667	3,058

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

Under normal market conditions, the Fund invests primarily in equity securities that are believed by the Adviser to be intrinsically undervalued. Intrinsic value, as the Adviser defines it, is the estimated current worth that would accrue to the stockholders of a company, either through liquidation of corporate assets upon termination of operations, or through the sale or merger of the entire enterprise as a continuing business.

The Adviser believes that stock market prices often fail to accurately reflect the underlying intrinsic value of companies. To find undervalued stocks, the Adviser evaluates a company and its assets as any acquisition-minded business executive would. The Adviser takes the company’s balance sheet, tears it apart, and reconstructs it in accordance with economic reality - as opposed to generally accepted accounting principles. Economic reality, according to the Adviser, is the result when you tear a company’s balance sheet apart and find hidden or undervalued assets. If the Adviser determines that it would purchase the assets of a company at a significant discount to intrinsic value, the Adviser believes that after a reasonable period of time, either the stock market will accurately reflect those values, or the assets of the company will be acquired by a third party.

The Adviser utilizes a “buy and hold” investment strategy, which reflects the determination to grow capital and maintain purchasing power by holding stocks for the long term. A long-term orientation may seem stodgy, but this approach is as important to investment success as picking the right stocks at the right price and at the right time. Holding the equity of good companies purchased at bargain prices provides the opportunity for appreciation without the return-eroding effects of commissions and capital gains taxes. The Adviser employs a variety of different investment strategies and techniques to uncover opportunities for the Fund. The Fund has no policy regarding the minimum or maximum market capitalization of companies in which it may invest.

Principal Risks of Investing in the Fund:

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Market Risk. Every investment carries some market risk. In addition to the risks described below, investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidity, fluctuations due to a company’s earnings, economic conditions, a decline in the market generally, and other factors beyond the control of the Adviser. Accordingly, the value of an investment in the Fund will fluctuate over time. An investment in the Fund should be part of an overall investment strategy. Before investing, please consider the following special risks in determining the appropriateness of an investment in the Fund. We cannot give you any assurance that the Adviser’s investment strategy will succeed.

Small- and Medium-Sized Companies. There is no minimum or maximum market capitalization of the companies in which the Fund may invest. Investing in securities of small- and medium-sized companies may involve greater risks since these securities may have limited marketability, and, thus, their market prices may be more volatile than securities of larger, more established companies or the market in general. Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Although investing in securities of small- and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

Related Transactions. The Fund may purchase securities that have been researched by Asset Analysis Focus (published by a related entity of the Adviser). However, the Fund will acquire securities featured for the first time in Asset Analysis Focus no earlier than five business days after publication of Asset Analysis Focus. The Fund may also purchase shares in combination with other accounts managed by the Adviser. These practices may have an impact on the price and availability of the securities to be purchased by the Fund.

Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stocks. The Fund may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Value Investment Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize the value expected by the Adviser in response to the activities and financial prospectus of the particular value companies. Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk . The Adviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Past Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.boyarvalue.com or by calling 1-800-266-5566.

The 5% sales charge is not reflected in the bar chart; if reflected, returns would be lower than those shown.

Annual Total Returns as of December 31 Each Year

During the period shown in the bar chart, the highest return for a quarter was 20.71% (quarter ended 06/30/09) and the lowest return for a quarter was (23.39)% (quarter ended 12/31/08).
Average Annual Total Returns (For Periods Ended December 31, 2014)
Average Annual Total Returns BOYAR VALUE FUND INC		Label		1 Year		5 Years		10 Years		Since Inception		Inception Date
BOYAR VALUE FUND INC		Return Before Taxes	[1]	6.90%	[1]	14.53%	[1]	5.70%	[1]	6.51%	[1]	May 05, 1998
BOYAR VALUE FUND INC After Taxes on Distributions	[1][2]			6.39%		14.31%		5.36%		6.13%
BOYAR VALUE FUND INC After Taxes on Distributions and Sales	[1]			4.29%		11.70%		4.58%		5.32%
S&P 500 Index				13.69%		15.45%		7.67%		5.69%
[1]	The performance of the Fund reflects a 5.00% sales charge.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

This table illustrates total returns from a hypothetical investment in the Fund. These returns are compared to the S&P 500 Index for the same periods. The S&P 500 Index is included to allow an investor to compare the Fund’s returns against an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. The performance of the indices includes reinvestment of dividends and capital gains, however, it does not include any expenses or a deduction for federal income taxes. A shareholder cannot invest directly in an index.

The Fund’s average annual total returns after taxes on distributions and redemptions may exceed average annual total returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.